Acquisitions of businesses and purchase accounting - Sleepwell, LLC - Asset and Liabilities (Details) - Sleepwell, LLC - USD ($)	Sep. 30, 2022	Aug. 31, 2022	Mar. 31, 2021	Jan. 31, 2021	Oct. 23, 2020
Acquisition of businesses and purchase accounting
Cash					$ 378,000
Accounts receivable					780,000
Inventory					769,000
Prepaid expenses and other current assets					2,000
Property, equipment, and right of use assets, net					1,273,000
Goodwill					4,641,000
Intangible assets					5,410,000
Accounts payable					(640,000)
Accrued liabilities					(166,000)
Deferred revenue					(100,000)
Loans and Leases					(390,000)
Deferred tax liability					(1,981,000)
Net assets acquired					9,976,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 320,000	$ 1,100,000			6,623,000
Equity interests of acquirer		$ 657,000	$ 657,000	$ 2,376,000
Consideration paid or payable					9,976,000
Goodwill deductible for tax purposes					$ 0